Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,850	$ 10,758	$ 10,455	$ 12,000	$ 11,484	$ 10,479	$ 9,582	$ 9,837	$ 9,510	$ 9,312	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,586	10,572	10,351	11,964	11,531	10,606	9,763	10,095	9,811	9,664	10,000
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name	Class C1
Account Value	$ 10,759	10,765	10,549	12,166	11,646	10,718	9,837	10,144	9,838	9,686	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 11,336	11,228	10,932	12,541	11,994	10,961	10,012	10,277	9,934	9,726	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 10,988	10,906	10,634	12,234	11,746	10,771	9,882	10,181	9,867	9,697	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,167,078	1,154,934	1,118,161	1,279,788	1,221,860	1,112,387	1,013,222	1,036,554	998,384	975,019	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,180,935	1,167,485	1,129,665	1,291,598	1,230,247	1,119,722	1,018,629	1,041,823	1,002,428	976,973	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454	1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454	1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
Bloomberg U.S. Treasury: U.S. TIPS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury: U.S. TIPS
Account Value	$ 12,481	12,256	11,796	13,381	12,629	11,378	10,494	10,628	10,318	9,856	10,000
Bloomberg U.S. Treasury: U.S. TIPS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury: U.S. TIPS
Account Value	$ 12,481	12,256	11,796	13,381	12,629	11,378	10,494	10,628	10,318	9,856	10,000
Bloomberg U.S. Treasury: U.S. TIPS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury: U.S. TIPS
Account Value	$ 12,481	12,256	11,796	13,381	12,629	11,378	10,494	10,628	10,318	9,856	10,000
Bloomberg U.S. Treasury: U.S. TIPS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury: U.S. TIPS
Account Value	$ 12,481	12,256	11,796	13,381	12,629	11,378	10,494	10,628	10,318	9,856	10,000
Bloomberg U.S. Treasury: U.S. TIPS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury: U.S. TIPS
Account Value	$ 12,481	12,256	11,796	13,381	12,629	11,378	10,494	10,628	10,318	9,856	10,000
Bloomberg U.S. Treasury: U.S. TIPS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury: U.S. TIPS
Account Value	$ 1,248,556	1,226,175	1,180,224	1,338,781	1,263,481	1,138,443	1,049,785	1,063,074	1,032,007	985,840	1,000,000
Bloomberg U.S. Treasury: U.S. TIPS [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury: U.S. TIPS
Account Value	$ 1,248,556	$ 1,226,175	$ 1,180,224	$ 1,338,781	$ 1,263,481	$ 1,138,443	$ 1,049,785	$ 1,063,074	$ 1,032,007	$ 985,840	$ 1,000,000